DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

	For the Three Months Ended December 31,
	2024	2023

Revenues, net	$1,991,000	$2,675,000
Cost of sales	1,623,000	2,280,000
Gross profit	368,000	395,000

Sales and marketing expenses	145,000	305,000
General and administrative expenses	33,000	79,000
Income from discontinued operations	$190,000	$11,000

	For the Fiscal Years Ended September 30,
	2024	2023

Revenues, net	$10,935,000	$18,335,000
Cost of sales	9,642,000	18,060,000
Gross profit	1,293,000	275,000

Sales and marketing expenses	880,000	1,998,000
General and administrative expenses	197,000	246,000

Income/(loss) from operations	216,000	(1,969,000)

Loss on classification as held for sale	–	(1,705,000)
Income/(loss) from discontinued operations, net of tax	$216,000	$(3,674,000)

Schedule of major components of assets and liabilities

	September 30,
	2024	2023
Cash	$245,000	$358,000
Accounts receivable, net	2,124,000	2,144,000
Inventories	490,000	843,000
Prepaid expenses and other current assets	49,000	58,000
Total assets held for sale	$2,908,000	$3,403,000

Accounts payable	25,000	23,000
Due to Forward China	7,226,000	8,246,000
Other current liabilities	42,000	47,000
Total liabilities held for sale	$7,293,000	$8,316,000